Note M - Related Party Transactions - Related Party Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Total loans at January 1, 2017	$ 5,945
New loans	25
Repayments	(221)
Other changes	2,678
Total loans at December 31, 2017	$ 8,427